Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	¥ (538,886)	¥ 32,257
Prior service cost	525	(1,449)
Gross amount recognized in Accumulated OCI	(538,361)	30,808
Taxes	121,569	(52,367)
Net amount recognized in Accumulated OCI	(416,792)	(21,559)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	38,090	21,347
Prior service cost	(1,652)	(1,747)
Gross amount recognized in Accumulated OCI	36,438	19,600
Taxes	(10,946)	(6,135)
Net amount recognized in Accumulated OCI	25,492	13,465
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	2,105	2,729
Prior service cost	(1,114)	(1,375)
Gross amount recognized in Accumulated OCI	991	1,354
Taxes	(306)	(736)
Net amount recognized in Accumulated OCI	¥ 685	¥ 618